Investment In Unconsolidated Joint Venture (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Payment to acquire interest in joint venture	$ 3,849,468
Investment in unconsolidated joint venture		2,581,789	2,981,691
Distributions received		$ 445,641	$ 598,106
BSF/BR Augusta JV, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Membership interest		50.00%
Related party membership interest		100.00%
Estates At Perimeter [Member]
Schedule of Equity Method Investments [Line Items]
Number of units on property		240
Number of buildings on property		10
Height of building		3
Acres of land		13